Business Combinations - Pro Forma (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Net revenue	$ 138,992	$ 121,231
Net income	$ 3,903	$ 11,772